DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus Institutional Short Term Treasury Fund. For its annual reporting period ended September 30, 1995, your Fund produced a total return* of 8.45% for Class A shares and 8.17% for Class B shares. The annualized distribution rate per share for this period was 6.58% for Class A shares and 6.33% for Class B shares.**
    The Federal Reserve Board relaxed its policy of monetary restraint when it lowered the Fed Funds rate (the rate at which commercial banks trade reserves for overnight use) on July 6 by 25 basis points to a rate of 5.75%. This reduction ended the upward pressure on short-term rates that had prevailed since the beginning of the reporting period. The Fed's policy of restraint was based on its concern about rising inflation given the strong economic news then prevailing. But in July these same reports indicated a significant weakening trend in the economy. The July decline in the Fed Funds rate signaled that economic growth issues outweighed, for a time, Fed fears of a resurgence of inflation.
THE ECONOMY
    Economic reports that indicated further weakening in significant areas -- retail sales, commodity prices, manufacturing, and rising business inventories (a frequent harbinger of a business slowdown) -- all contribute to our continued optimistic bond outlook. By midyear, jobless claims were also on the rise, and corporations continued to reduce costs, particularly by layoffs. Since the early summer lowering of the Fed Funds rate by the Federal Reserve Board, economic signals have remained mixed, with, in our view, a bias to the weaker side, and inflationary expectations remain extremely positive for the bond market.
MARKET ENVIRONMENT
    The bond market, buffeted by six interest rate hikes by the Federal Reserve Board in 1994, recovered strongly in 1995. Using the two-year Treasury note as a benchmark, over the past six months yields have declined by approximately 83 basis points (from the 6.79% level to about 5.86% at the end of the reporting period). Weaker than expected December sales figures caused rates to tumble, and this decline persisted throughout the remainder of the reporting period. This summer's rate cut confirmed what declining long-term interest rates had indicated -- that business conditions were weaker than monetary policymakers thought. If economic conditions remain sluggish, and Congress is able to arrive at an acceptable budget accord, we believe further Fed easing is likely. In our opinion this indicates a rather favorable outlook for bond markets in general, and specifically short maturity funds. We are certainly pleased and encouraged by the good performance by the bond market so far in 1995 and by the Fund. However, we are wary that this bond market strength may be counting too much on continued low inflation. Thus, while we remain positive in this improving market, we are alert to the stimulatory effects of easing monetary policy and are watchful for any signs of rekindling inflation.
THE PORTFOLIO
    As we mentioned earlier, we are optimistic about short-term interest rates. In keeping with that theme we plan, in general, to keep the Fund closer towards its maximum average life of 2 years for the remainder of the year. For most of the year the Fund has remained poised (in a more bullish stance) for lower rates. We are also structuring the portfolio in a targeted fashion (putting most of our emphasis in or around the two-year Treasury note). We believe in this targeted structure, based on our anticipation that if a lower funds rate is forthcoming, the Fund will benefit. As you are aware the Fund only invests in Treasury securities and repurchase agreements in respect thereof (and does not invest in any futures, options, derivatives, etc.) and this makes yield curve structure, and liquidity, very important.
    Finally, the high level of volatility exhibited by the market in recent years underscores the need for investors to maintain a disciplined focus. Solid market performance thus far in 1995 has rewarded the patient investor, although past performance is not predictive of future results. Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Sincerely,
                          [Gerald E. Thunelius signature logo]
                              Gerald E. Thunelius
                              Portfolio Manager
October 16, 1995
New York, N.Y.
* Total return includes reinvestment of dividends and any capital gains paid.
**Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period.

DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND            SEPTEMBER 30, 1995
COMPARISON OF CHANGE IN VALUE OF $10,000,000 INVESTMENT IN DREYFUS
INSTITUTIONAL
SHORT TERM TREASURY FUND CLASS A SHARES AND CLASS B SHARES AND
THE MERRILL LYNCH GOVERNMENTS, U.S. TREASURY, SHORT-TERM (1-2.99 YEARS) INDEX [Exhibit A
$11,155,305
Dreyfus Institutional
Short Term Treasury
Fund (Class B Shares)
Dollars
$11,152,591
Dreyfus Institutional
Short Term Treasury
Fund (Class A Shares)
$10,931,865
Merrill Lynch Governments, U.S. Treasury, Short-Term (1-2.99 Years) Index* *Source: Merrill Lynch, Pierce, Fenner and Smith Inc.]

AVERAGE ANNUAL TOTAL RETURNS
                              CLASS A                                                     CLASS B
------------------------------------------------------------   -----------------------------------------------------------
PERIODS ENDED 9/30/95                                          PERIODS ENDED 9/30/95
-----------------------                                        -----------------------
1 Year                                         8.45%           1 Year                                               8.17%
From Inception (10/29/93)                      5.84            From Inception (10/29/93)                            5.85

Past performance is not predictive of future performance.
The above graph compares a $10,000,000 investment made in each of the Class A shares and Class B shares of Dreyfus Institutional Short Term Treasury Fund on 10/29/93 (Inception Date) to a $10,000,000 investment made in the Merrill Lynch Governments, U.S. Treasury, Short-Term (1-2.99 Years) Index on that date. For comparative purposes, the value of the Index on 10/31/93 is used as the beginning value on 10/29/93. All dividends and capital gain distributions are reinvested.
The Fund invests exclusively in U.S. Treasury securities and repurchase agreements in respect thereof. The Fund's portfolio of U.S. Treasury securities will, under normal circumstances, generally have a dollar-weighted average maturity not to exceed two years. The Fund's performance shown in the line graph takes into account fees and expenses. Unlike the Fund, the Merrill Lynch Governments, U.S. Treasury, Short-Term (1-2.99 Years) Index is an unmanaged performance benchmark for Treasury securities with maturities of 1-2.99 years. The Index does not take into account charges, fees and other expenses. In past reports, the Fund has misidentified this index as the Merrill Lynch Treasury Master Index-Short-Term. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Condensed Financial Information section of the Prospectus and elsewhere in this report.

DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
STATEMENT OF INVESTMENTS                                                                            SEPTEMBER 30, 1995
                                                                                              PRINCIPAL
                                                                                              AMOUNT                  VALUE
                                                                                               --------------      --------------
BONDS AND NOTES-70.5%
U.S. TREASURY NOTES-60.1%
    7 1/2%, 2/29/1996.......................................................                    $    5,000,000    $    5,038,280
    6 1/4%, 8/31/1996.......................................................                         5,000,000         5,020,315
    8%, 10/15/1996..........................................................                         4,500,000         4,598,437
    7 1/4%, 11/30/1996......................................................                         4,200,000         4,266,280
    8 1/2%, 4/15/1997.......................................................                         7,500,000         7,789,455
    5 5/8%, 6/30/1997.......................................................                        25,000,000        24,910,150
    7 3/8%, 11/15/1997......................................................                        31,000,000        31,905,789
    7 7/8%, 1/15/1998.......................................................                        10,000,000        10,421,880
    5 3/8%, 5/31/1998.......................................................                         4,000,000         3,946,876
    5 7/8%, 8/15/1998.......................................................                         2,200,000         2,198,282
                                                                                                                      -----------
                                                                                                                     100,095,744
                                                                                                                      -----------
U.S. TREASURY PRINCIPAL STRIPS-10.4%
    Zero Coupon, 2/15/1996..................................................                         3,000,000         2,939,067
    Zero Coupon, 11/15/1996.................................................                         9,000,000         8,446,545
    Zero Coupon, 11/15/1997.................................................                         6,800,000         6,013,376
                                                                                                                      -----------
                                                                                                                      17,398,988
                                                                                                                      -----------
TOTAL BONDS AND NOTES
    (cost $117,609,341).....................................................                                        $117,494,732
                                                                                                                     ===========

SHORT-TERM INVESTMENTS-2.9%
REPURCHASE AGREEMENT;
Aubrey G. Lanston & Co. Inc., 6 1/4%
    dated 9/29/1995, due 10/2/1995 in the amount
    of $4,808,503 (fully collateralized by $4,760,000 U.S.
    Treasury Notes, 8 7/8%, 2/15/1996, value $4,861,150)
    (cost $4,806,000).......................................................                     $   4,806,000      $  4,806,000
                                                                                                                      ===========
TOTAL INVESTMENTS
    (cost $122,415,341).....................................................                         73.4%          $122,300,732
                                                                                                  ========           ============
CASH AND RECEIVABLES (NET)..................................................                         26.6%           $44,410,983
                                                                                                  ========           ============
NET ASSETS  ........................................................                                100.0%           $166,711,715
                                                                                                  ========           ============




See notes to financial statements.

DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
STATEMENT OF ASSETS AND LIABILITIES                                                                 SEPTEMBER 30, 1995
ASSETS:
    Investments in securities, at value (cost $122,415,341)-see statement...                                       $122,300,732
    Cash ...................................................................                                            812,898
    Receivable for investment securities sold...............................                                         43,339,024
    Interest receivable.....................................................                                          2,289,229
                                                                                                                    -----------
                                                                                                                    168,741,883
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                 $     28,973
    Due to Distributor......................................................                        1,195
    Payable for shares of Beneficial Interest redeemed......................                    2,000,000             2,030,168
                                                                                               -------------          ----------
NET ASSETS  ................................................................                                       $166,711,715
                                                                                                                    ===========
REPRESENTED BY:
    Paid-in capital.........................................................                                       $167,548,600
    Accumulated undistributed investment income-net.........................                                             29,191
    Accumulated net realized (loss) on investments..........................                                           (751,467)
    Accumulated net unrealized (depreciation) on investments-Note 3.........                                           (114,609)
                                                                                                                   ------------
NET ASSETS at value.........................................................                                       $166,711,715
                                                                                                                   ============
Shares of Beneficial Interest outstanding:
    Class A Shares
      (unlimited number of $.001 par value shares authorized)...............                                         80,685,000
                                                                                                                   ============
    Class B Shares
      (unlimited number of $.001 par value shares authorized)...............                                          2,975,858
                                                                                                                   ============
NET ASSET VALUE per share:
    Class A Shares
      ($160,747,986 / 80,685,000 shares)....................................                                         $1.99
                                                                                                                    ======
    Class B Shares
      ($5,963,729 / 2,975,858 shares).......................................                                         $2.00
                                                                                                                    ======






See notes to financial statements.

DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
STATEMENT OF OPERATIONS                                                                         YEAR ENDED SEPTEMBER 30, 1995
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                         $6,262,268
    EXPENSES:
      Management fee-Note 2(a)..............................................                         $186,965
      Distribution fees (Class B shares)-Note 2(b)..........................                           34,906
                                                                                                    ---------
          TOTAL EXPENSES....................................................                                            221,871
                                                                                                                      ---------
          INVESTMENT INCOME-NET.............................................                                          6,040,397
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 3.................................                       $   17,213
    Net unrealized appreciation on investments..............................                          487,103
                                                                                                    ---------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                            504,316
                                                                                                                      ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                         $6,544,713
                                                                                                                    ============







See notes to financial statements.

DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                            YEAR ENDED SEPTEMBER 30,
                                                                                        --------------------------------
                                                                                            1994*             1995
                                                                                        --------------    --------------
OPERATIONS:
    Investment income-net...................................................           $    3,159,507         $    6,040,397
    Net realized gain (loss) on investments.................................                 (768,680)                17,213
    Net unrealized appreciation (depreciation) on investments for the year..                 (601,712)               487,103
                                                                                        --------------          --------------
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............                1,789,115              6,544,713
                                                                                        --------------          --------------
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net:
      Class A shares........................................................               (2,162,627)            (5,125,168)
      Class B shares........................................................                 (996,880)              (886,038)
                                                                                        --------------          --------------
          TOTAL DIVIDENDS...................................................               (3,159,507)            (6,011,206)
                                                                                        --------------          --------------
BENEFICIAL INTEREST TRANSACTIONS:
    Net proceeds from shares sold:
      Class A shares........................................................              189,416,535            205,025,138
      Class B shares........................................................               54,832,853              9,691,420
    Dividends reinvested:
      Class A shares........................................................                1,141,340              2,977,656
      Class B shares........................................................                  925,959
      735,883
    Cost of shares redeemed:
      Class A shares........................................................              (99,275,672)          (138,068,260)
      Class B shares........................................................              (32,202,529)           (27,751,723)
                                                                                        --------------          --------------
          INCREASE IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS......              114,838,486             52,610,114
                                                                                        --------------          --------------
            TOTAL INCREASE IN NET ASSETS....................................              113,468,094             53,143,621
NET ASSETS:
    Beginning of year.......................................................                  100,000            113,568,094
                                                                                        --------------          --------------
    End of year (including undistributed investment
      income-net; $29,191 in 1995)..........................................             $113,568,094           $166,711,715
                                                                                         ============           =============




                                                                                      SHARES
                                                       ---------------------------------------------------------------------
                                                                      CLASS A                          CLASS B
                                                       --------------------------------         --------------------------------

                                                                YEAR ENDED SEPTEMBER 30,           YEAR ENDED SEPTEMBER 30,
                                                       --------------------------------         --------------------------------
                                                           1994*             1995              1994*             1995
                                                       --------------     --------------    --------------   --------------
CAPITAL SHARE TRANSACTIONS:
    Shares sold............................           95,733,812         103,232,663          27,524,886        4,898,778
    Shares issued for dividends reinvested.              579,653           1,502,166             467,409          372,428
    Shares redeemed........................          (50,185,737)        (70,202,557)        (16,264,410)     (14,048,233)
                                                      --------------     --------------    --------------   --------------
          NET INCREASE (DECREASE) IN
            SHARES OUTSTANDING.............           46,127,728          34,532,272          11,727,885       (8,777,027)
                                                       ============     ============         ============   ===============

    * From October 29, 1993 (commencement of operations) to September 30,
      1994.


See notes to financial statements.

DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.


                                                                           CLASS A                          CLASS B
                                                              ------------------------------        ------------------------------
                                                                    YEAR ENDED SEPTEMBER 30,         YEAR ENDED SEPTEMBER 30,
                                                              ------------------------------        -----------------------------

PER SHARE DATA:                                                     1994(1)       1995              1994(1)          1995
                                                                    -------      -------            -------         -------
    Net asset value, beginning of year................              $2.00         $1.96              $2.00           $1.97
                                                                    -------      -------            -------         -------
    INVESTMENT OPERATIONS:
    Investment income-net.............................                .10          .13                 .09             .13
    Net realized and unrealized gain (loss) on investments           (.04)         .03                (.03)            .03
                                                                    -------      -------            -------         -------
      TOTAL FROM INVESTMENT OPERATIONS................                .06            .16              .06              .16
                                                                    -------      -------            -------         -------
    DISTRIBUTIONS;
    Dividends from investment income-net..............               (.10)           (.13)           (.09)            (.13)
                                                                    -------      -------            -------         -------
    Net asset value, end of year......................               $1.96            $1.99          $1.97            $2.00
                                                                    =======        =======            =======         =======
TOTAL INVESTMENT RETURN...............................              3.08%(2)          8.45%           3.39%(2)           8.17%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...........               .20%(2)           .20%            .45%(2)           .45%
    Ratio of net investment income to average net assets            5.41%(2)          6.48%           5.01%(2)          6.35%
    Portfolio Turnover Rate...........................          4,125.54%(3)      1,926.32%       4,125.54%(3)      1,926.32%
    Net Assets, end of year (000's Omitted)...........           $90,421           $160,748          $23,147          $5,964

    (1)  From October 29, 1993 (commencement of operations) to September 30,
         1994.
    (2)  Annualized.
    (3)  Not annualized.







See notes to financial statements.

DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    The Fund offers both Class A and Class B shares. Class A shares are subject to a Shareholder Services Plan and Class B shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the two Classes include the services offered to and the expenses borne by each Class and certain voting rights.
    (A) PORTFOLIO VALUATION: The Fund's investments (excluding short-term investments) are valued at the mean between the quoted bid prices and asked prices. Short-term investments are carried at amortized cost, which approximates value.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income including, where applicable, amortization of discount on investments, is recognized on the accrual basis.
    The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund's Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
    The Fund has an unused capital loss carryover of approximately $728,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 1995. If not applied, the carryover expires in fiscal 2003.
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .20 of 1% of the average daily value of the Fund's net assets and is payable monthly.
    Unless the Manager gives the Fund's investors 90 days notice to the contrary, the Manager and not the Fund, will be liable for Fund expenses (exclusive of taxes, brokerage, interest on borrowings and, with the prior written consent of the necessary state securities commissions, extraordinary expenses) other than the following expenses, which will be borne by the Fund: the management fee, and with respect to the Fund's Class B shares, Rule 12b-1 Service Plan expenses.
    (B) Under the Class B Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, the Fund (a) reimburses the Distributor for distributing the Fund's Class B shares and (b) pays The Dreyfus Corporation and Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively "Dreyfus") for advertising and marketing relating to the Fund's Class B shares and for providing certain services relating to Class B shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the Fund's Class B average daily net assets. Both the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Class B shares owned by the shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Both the Distributor and Dreyfus determine the amounts, if any, to be paid to the Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the year ended September 30, 1995, $34,906 was charged to the Fund pursuant to the Plan.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, other than short-term securities, during the year ended September 30, 1995, amounted to $1,353,168,374 and $1,357,218,039, respectively.
    At September 30, 1995, accumulated net unrealized depreciation on investments was $114,609, consisting of $87,274 gross unrealized appreciation and $201,883 gross unrealized depreciation.
    At September 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS INSTITUTIONAL SHORT TERM TREASURY FUND
    We have audited the accompanying statement of assets and liabilities of Dreyfus Institutional Short Term Treasury Fund, including the statement of investments, as of September 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Short Term Treasury Fund at September 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                 [Ernst and Young LLP signature logo]


New York, New York
November 1, 1995




IMPORTANT TAX INFORMATION (UNAUDITED)
    For State individual income tax purposes, the Fund hereby designates 88.50% of the ordinary income dividends paid during its fiscal year ended September 30, 1995 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.




[Dreyfus lion "d" logo]
DREYFUS INSTITUTIONAL
SHORT TERM
TREASURY FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
The Shareholder Services Group, Inc.
P.O. Box 9671
Providence, RI 02940




Further information is contained
in the Prospectus, which must
precede or accompany this report.



Printed in U.S.A.                        721/680AR959
[Dreyfus logo]
Institutional
Short Term
Treasury Fund
Annual Report
September 30, 1995